Investment in LLC	9 Months Ended
Sep. 30, 2012
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Investment in LLC

Note 6 Investment in LLC

During 2010, the Company advanced $20,090 to an individual. There was an implied agreement that the advance would convert into an equity interest in a new entity.

During 2011 the Company acquired a 34.62% interest in Meatball Obsession, LLC (“MO”) for a total investment of $27,032, which includes the conversion of the $20,090 advance above. This investment is accounted for using the equity method of accounting. Accordingly, investments are recorded at acquisition cost plus the Company’s equity in the undistributed earnings or losses of the entity. At December 31, 2011 the investment was brought down to $0 due to losses incurred by MO.

During 2012 the Company’s ownership interest in MO fell to 28% due to dilution.

Summarized financial information for Meatball Obsession, LLC is as follows:

Balance Sheet Data

	September 30, 2012	December 31, 2011
Assets
Cash	$17,882	$246,100
Accounts receivable	3,632	-
Inventory	17,186	-
Property & equipment	75,704	-
Other assets	46,585	32,500
Total Assets	$160,989	$278,600

Liabilities and Members’ Equity
Accounts payable	39,266	-
Other current liabilities	3,749	-
Total Current Liabilities	43,015	-
Members’ Equity	117,974	278,600
Total Liabilities and Members’ Equity	$160,989	$278,600

Statement of Operations Data

	September 30, 2012	September 30, 2011
Revenues	$214,360	$-
Cost of goods sold	94,204	-
Expenses	392,613	92,475
Net operating loss	(272,457)	(92,475)
Other income (expenses)	(688)	88
Net loss	$(273,145)	$(92,387)